Commitments - Summary of Future Minimum Lease Payments under Non-cancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Commitments And Contingencies Disclosure [Abstract]
2015	$ 954
2016	160
Total	$ 1,114